Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Summary of Expense Resulting from the Related Party Transactions
Below is a summary of the expense resulting from the related party lease liabilities for the years ended December 31, 2023 and 2022:

($ in thousands)	Classification	2023	2022
Operating Leases
Lessor has minority interest in SLO	Rent expense	$—	$513
Lessor has minority interest in MedMar	Rent expense	288	288
Lessor is an MVS shareholder	Rent expense	1,187	1,187

Finance Leases
Lessor has minority interest in MedMar	Depreciation expense	$306	$306
Lessor has minority interest in MedMar	Interest expense	246	270
Lessor is an MVS shareholder	Depreciation expense	90	81
Lessor is an MVS shareholder	Interest expense	69	76

Summary of ROU Assets and Lease Liabilities Attributable to Related Party Transactions
Additionally, below is a summary of the ROU assets and lease liabilities attributable to related party leases as of December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
($ in thousands)	ROU Asset	Lease Liability	ROU Asset	Lease Liability
Operating Leases
Lessor has minority interest in MedMar	$1,294	$1,345	$1,415	$1,456
Lessor is an MVS shareholder	5,332	5,429	5,849	5,907

Finance Leases
Lessor has minority interest in MedMar	$1,729	$2,210	$2,034	$2,452
Lessor is an MVS shareholder	583	502	596	555